Taxes - Change in deferred taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Opening balance	kr 25	kr 11
Change through profit or loss	(1)	(1)	kr 1
Change in other comprehensive income	(13)	15
Closing balance	kr 13	kr 25	kr 11